LifeX 2028 Income Bucket ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 82.5%
United States Treasury Notes/Bonds
4.63%, 09/15/2026	$242,000	$244,037
3.63%, 08/31/2027	374,000	374,007
3.38%, 09/15/2028	231,000	229,439
TOTAL U.S. TREASURY SECURITIES (Cost $848,099)		847,483
	Shares
SHORT-TERM INVESTMENTS - 17.3%
Treasury Money Market Funds - 17.3%
First American Government Obligations Fund - Class X, 4.05% (a)	88,892	88,892
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	88,892	88,892
TOTAL SHORT-TERM INVESTMENTS (Cost $177,784)		177,784
TOTAL INVESTMENTS - 99.8% (Cost $1,025,883)		$1,025,267
Other Assets in Excess of Liabilities - 0.2%		2,089
TOTAL NET ASSETS - 100.0%		$1,027,356

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$229,439	$618,044	$–	$847,483
Treasury Money Market Funds	177,784	–	–	177,784
Total Investments	$407,223	$618,044	$–	$1,025,267

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2030 Income Bucket ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 88.2%
United States Treasury Notes/Bonds
4.63%, 09/15/2026	$143,000	$144,204
3.63%, 08/31/2027	231,000	231,004
3.38%, 09/15/2028	209,000	207,588
3.50%, 09/30/2029	209,000	207,563
3.63%, 08/31/2030	154,000	153,236
TOTAL U.S. TREASURY SECURITIES (Cost $945,010)		943,595
	Shares
SHORT-TERM INVESTMENTS - 11.6%
Treasury Money Market Funds - 11.6%
First American Government Obligations Fund - Class X, 4.05% (a)	62,063	62,063
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	62,063	62,063
TOTAL SHORT-TERM INVESTMENTS (Cost $124,126)		124,126
TOTAL INVESTMENTS - 99.8% (Cost $1,069,136)		$1,067,721
Other Assets in Excess of Liabilities - 0.2%		1,862
TOTAL NET ASSETS - 100.0%		$1,069,583

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$207,588	$736,007	$–	$943,595
Treasury Money Market Funds	124,126	–	–	124,126
Total Investments	$331,714	$736,007	$–	$1,067,721

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2035 Income Bucket ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$21,643,000	$21,928,332
3.88%, 07/31/2027	120,000	120,502
3.63%, 08/31/2027	185,000	185,004
1.13%, 02/29/2028	14,462,000	13,639,474
1.25%, 05/31/2028	340,000	319,680
3.88%, 07/15/2028	170,000	171,122
3.63%, 08/15/2028	234,000	234,027
3.38%, 09/15/2028	90,000	89,392
4.63%, 04/30/2029	9,698,000	10,009,018
3.63%, 08/31/2029	14,249,000	14,216,717
3.63%, 03/31/2030	2,913,000	2,901,507
4.00%, 03/31/2030	7,638,000	7,726,314
3.88%, 06/30/2030	480,000	482,981
3.88%, 07/31/2030	170,000	171,043
3.63%, 08/31/2030	355,000	353,239
4.63%, 04/30/2031	11,253,000	11,716,747
4.13%, 10/31/2031	11,327,000	11,495,135
4.00%, 06/30/2032	420,000	422,264
4.00%, 07/31/2032	160,000	160,788
2.75%, 08/15/2032	22,399,000	20,827,570
3.88%, 08/31/2032	342,000	341,065
3.88%, 08/15/2034	27,646,000	27,229,150
4.25%, 05/15/2035	670,000	676,334
4.25%, 08/15/2035	306,000	308,510
4.50%, 02/15/2036	9,105,000	9,410,160
4.75%, 02/15/2037	813,000	854,095
4.50%, 02/15/2044	163,000	159,447
4.13%, 08/15/2044	460,000	427,117
2.38%, 11/15/2049	617,000	403,798
4.63%, 05/15/2054	107,000	105,144
4.63%, 02/15/2055	381,000	374,600
TOTAL U.S. TREASURY SECURITIES (Cost $154,823,254)		157,460,276
	Shares
SHORT-TERM INVESTMENTS - 2.6%
Treasury Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.05% (a)	2,093,547	2,093,547
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	2,093,547	2,093,547
TOTAL SHORT-TERM INVESTMENTS (Cost $4,187,094)		4,187,094
TOTAL INVESTMENTS - 99.2% (Cost $159,010,348)		$161,647,370
Other Assets in Excess of Liabilities - 0.8%		1,323,611
TOTAL NET ASSETS - 100.0%		$162,970,981

Two –%

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets. –%

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$397,902	$157,062,374	$–	$157,460,276
Treasury Money Market Funds	4,187,094	–	–	4,187,094
Total Investments	$4,584,996	$157,062,374	$–	$161,647,370

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2050 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 92.3%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$45,470	$45,128
2.38%, 10/15/2028	121,291	126,353
2.13%, 04/15/2029	172,329	177,917
1.63%, 10/15/2029	16,427	16,755
0.13%, 01/15/2030	153,184	146,291
0.13%, 07/15/2031	145,843	136,229
0.13%, 01/15/2032	64,096	59,031
1.13%, 01/15/2033	165,929	160,867
1.75%, 01/15/2034	10,509	10,562
2.13%, 01/15/2035	364,416	375,270
2.13%, 02/15/2040	828,025	835,303
0.88%, 02/15/2047	1,219,164	901,181
1.50%, 02/15/2053	285,821	229,053
TOTAL U.S. TREASURY SECURITIES (Cost $3,318,123)		3,219,940
	Shares
SHORT-TERM INVESTMENTS - 7.5%
Treasury Money Market Funds - 7.5%
First American Government Obligations Fund - Class X, 4.05% (a)	131,202	131,202
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	131,202	131,202
TOTAL SHORT-TERM INVESTMENTS (Cost $262,404)		262,404
TOTAL INVESTMENTS - 99.8% (Cost $3,580,527)		$3,482,344
Other Assets in Excess of Liabilities - 0.2%		8,651
TOTAL NET ASSETS - 100.0%		$3,490,995

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,219,940	$–	$3,219,940
Treasury Money Market Funds	262,404	–	–	262,404
Total Investments	$262,404	$3,219,940	$–	$3,482,344

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2050 Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$111,000	$104,687
1.25%, 05/31/2028	77,000	72,398
3.38%, 09/15/2028	16,000	15,892
3.13%, 08/31/2029	139,000	136,171
3.63%, 08/31/2030	147,000	146,271
3.75%, 08/31/2031	135,000	134,399
2.75%, 08/15/2032	161,000	149,705
3.88%, 08/31/2032	21,000	20,943
4.50%, 11/15/2033	7,000	7,239
4.00%, 02/15/2034	18,000	17,958
3.88%, 08/15/2034	152,000	149,708
4.25%, 08/15/2035	77,000	77,632
4.75%, 02/15/2037	500,000	525,273
1.38%, 11/15/2040	146,000	95,276
4.50%, 02/15/2044	880,000	860,819
4.13%, 08/15/2044	236,000	219,130
2.38%, 11/15/2049	895,000	585,735
4.63%, 05/15/2054	19,000	18,670
4.75%, 08/15/2055	4,000	4,015
TOTAL U.S. TREASURY SECURITIES (Cost $3,303,362)		3,341,921
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.05% (a)	34,505	34,505
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	34,505	34,505
TOTAL SHORT-TERM INVESTMENTS (Cost $69,010)		69,010
TOTAL INVESTMENTS - 99.4% (Cost $3,372,372)		$3,410,931
Other Assets in Excess of Liabilities - 0.6%		21,576
TOTAL NET ASSETS - 100.0%		$3,432,507

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$97,538	$3,244,383	$–	$3,341,921
Treasury Money Market Funds	69,010	–	–	69,010
Total Investments	$166,548	$3,244,383	$–	$3,410,931

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2055 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.4%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$132,398	$131,402
2.38%, 10/15/2028	201,448	209,856
2.13%, 04/15/2029	42,821	44,210
1.63%, 10/15/2029	5,133	5,236
0.13%, 01/15/2030	311,391	297,379
0.13%, 01/15/2031	7,446	6,994
0.13%, 07/15/2031	97,630	91,195
0.13%, 01/15/2032	127,028	116,989
1.13%, 01/15/2033	191,957	186,100
1.75%, 01/15/2034	14,713	14,787
2.13%, 01/15/2035	403,314	415,327
2.13%, 02/15/2040	866,885	874,504
0.88%, 02/15/2047	1,286,077	950,642
1.50%, 02/15/2053	609,678	488,588
2.13%, 02/15/2054	548,405	506,835
TOTAL U.S. TREASURY SECURITIES (Cost $4,394,305)		4,340,044
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Treasury Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.05% (a)	30,534	30,534
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	30,534	30,534
TOTAL SHORT-TERM INVESTMENTS (Cost $61,068)		61,068
TOTAL INVESTMENTS - 99.8% (Cost $4,455,373)		$4,401,112
Other Assets in Excess of Liabilities - 0.2%		10,343
TOTAL NET ASSETS - 100.0%		$4,411,455

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$4,340,044	$–	$4,340,044
Treasury Money Market Funds	61,068	–	–	61,068
Total Investments	$61,068	$4,340,044	$–	$4,401,112

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2055 Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
3.63%, 08/31/2027	$20,000	$20,000
1.25%, 05/31/2028	70,000	65,816
3.38%, 09/15/2028	63,000	62,574
3.13%, 08/31/2029	139,000	136,171
3.63%, 08/31/2030	153,000	152,241
3.75%, 08/31/2031	138,000	137,385
2.75%, 08/15/2032	177,000	164,582
3.88%, 08/31/2032	21,000	20,943
4.50%, 11/15/2033	12,000	12,410
4.00%, 02/15/2034	30,000	29,930
3.88%, 08/15/2034	161,000	158,573
4.25%, 08/15/2035	79,000	79,648
4.75%, 02/15/2037	545,000	572,548
1.38%, 11/15/2040	244,000	159,229
4.50%, 02/15/2044	1,039,000	1,016,353
4.13%, 08/15/2044	79,000	73,353
2.38%, 11/15/2049	1,378,000	901,836
4.63%, 05/15/2054	634,000	623,004
4.63%, 02/15/2055	319,000	313,642
TOTAL U.S. TREASURY SECURITIES (Cost $4,663,684)		4,700,238
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.05% (a)	49,166	49,166
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	49,166	49,166
TOTAL SHORT-TERM INVESTMENTS (Cost $98,332)		98,332
TOTAL INVESTMENTS - 99.2% (Cost $4,762,016)		$4,798,570
Other Assets in Excess of Liabilities - 0.8%		39,443
TOTAL NET ASSETS - 100.0%	0.0%	$4,838,013

wo       –%

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets. –%

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$142,222	$4,558,016	$–	$4,700,238
Treasury Money Market Funds	98,332	–	–	98,332
Total Investments	$240,554	$4,558,016	$–	$4,798,570

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2060 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.8%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$175,385	$174,933
0.38%, 01/15/2027	10,699	10,618
0.50%, 01/15/2028	171,565	169,615
1.63%, 04/15/2030	73,067	74,213
0.13%, 01/15/2031	116,652	109,580
1.13%, 01/15/2033	161,591	156,661
2.13%, 01/15/2035	286,619	295,156
2.13%, 02/15/2040	490,239	494,548
0.75%, 02/15/2045	636,543	475,008
2.38%, 02/15/2055	1,922,621	1,879,287
TOTAL U.S. TREASURY SECURITIES (Cost $3,837,004)		3,839,619
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.05% (a)	38,309	38,309
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	38,309	38,309
TOTAL SHORT-TERM INVESTMENTS (Cost $76,618)		76,618
TOTAL INVESTMENTS - 99.8% (Cost $3,913,622)		$3,916,237
Other Assets in Excess of Liabilities - 0.2%		8,406
TOTAL NET ASSETS - 100.0%		$3,924,643

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$2,428,508	$1,411,111	$–	$3,839,619
Treasury Money Market Funds	76,618	–	–	76,618
Total Investments	$2,505,126	$1,411,111	$–	$3,916,237

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2060 Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
3.13%, 08/31/2029	$50,000	$48,982
3.63%, 08/31/2030	74,000	73,633
3.75%, 08/31/2031	70,000	69,688
2.75%, 08/15/2032	118,000	109,722
4.50%, 11/15/2033	14,000	14,478
4.00%, 02/15/2034	18,000	17,958
3.88%, 08/15/2034	107,000	105,387
4.50%, 02/15/2036	56,000	57,877
4.75%, 02/15/2037	313,000	328,821
1.38%, 11/15/2040	195,000	127,253
4.50%, 02/15/2044	539,000	527,252
4.13%, 08/15/2044	142,000	131,849
2.38%, 11/15/2049	554,000	362,567
4.25%, 08/15/2054	1,072,000	989,925
4.63%, 02/15/2055	534,000	525,030
TOTAL U.S. TREASURY SECURITIES (Cost $3,477,951)		3,490,422
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.05% (a)	36,524	36,524
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	36,524	36,524
TOTAL SHORT-TERM INVESTMENTS (Cost $73,048)		73,048
TOTAL INVESTMENTS - 99.4% (Cost $3,550,999)		$3,563,470
Other Assets in Excess of Liabilities - 0.6%		22,308
TOTAL NET ASSETS - 100.0%		$3,585,778

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,490,422	$–	$3,490,422
Treasury Money Market Funds	73,048	–	–	73,048
Total Investments	$73,048	$3,490,422	$–	$3,563,470

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2065 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 80.0%
United States Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$38,601	$30,644
0.75%, 02/15/2045	170,111	126,942
2.38%, 02/15/2055	2,978,118	2,910,994
TOTAL U.S. TREASURY SECURITIES (Cost $3,080,420)		3,068,580
	Shares
SHORT-TERM INVESTMENTS - 19.8%
Treasury Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.05% (b)	63,022	63,022
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (b)	63,022	63,022
		126,044
	Par
U.S. Treasury Bills - 16.5%
4.04%, 10/02/2025 (a)	61,000	60,993
4.23%, 10/30/2025 (a)	16,000	15,948
4.13%, 11/28/2025 (a)	202,000	200,699
4.20%, 12/26/2025 (a)	7,000	6,935
4.01%, 01/22/2026 (a)	286,000	282,601
4.07%, 02/19/2026 (a)	7,000	6,898
4.07%, 03/19/2026 (a)	5,000	4,912
4.09%, 04/16/2026 (a)	5,000	4,901
4.04%, 05/14/2026 (a)	39,000	38,119
4.08%, 06/11/2026 (a)	12,000	11,700
TOTAL U.S. TREASURY BILLS (Cost $633,386)		633,706
TOTAL SHORT-TERM INVESTMENTS (Cost $126,044)		126,044
TOTAL INVESTMENTS - 99.8% (Cost $3,839,850)		$3,828,330
Other Assets in Excess of Liabilities - 0.2%		8,434
TOTAL NET ASSETS - 100.0%		$3,836,764

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of September 30, 2025.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$3,037,936	$30,644	$–	$3,068,580
U.S. Treasury Bills	–	633,706	–	633,706
Treasury Money Market Funds	126,044	–	–	126,044
Total Investments	$3,163,980	$664,350	$–	$3,828,330

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2065 Longevity Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
3.88%, 08/31/2032	$60,000	$59,836
4.25%, 08/15/2035	50,000	50,410
4.75%, 02/15/2037	274,000	287,850
1.38%, 11/15/2040	88,000	57,427
4.50%, 02/15/2044	603,000	589,856
4.13%, 08/15/2044	11,000	10,214
2.38%, 11/15/2049	143,000	93,587
4.25%, 08/15/2054	2,014,000	1,859,803
4.75%, 08/15/2055	228,000	228,837
TOTAL U.S. TREASURY SECURITIES (Cost $3,223,788)		3,237,820
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.05% (a)	32,920	32,920
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	32,920	32,920
TOTAL SHORT-TERM INVESTMENTS (Cost $65,840)		65,840
TOTAL INVESTMENTS - 99.4% (Cost $3,289,628)		$3,303,660
Other Assets in Excess of Liabilities - 0.6%		19,180
TOTAL NET ASSETS - 100.0%		$3,322,840

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$279,247	$2,958,573	$–	$3,237,820
Treasury Money Market Funds	65,840	–	–	65,840
Total Investments	$345,087	$2,958,573	$–	$3,303,660

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX Durable Income ETF

Schedule of Investments

As of September 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
2.75%, 08/15/2032	$9,000	$8,369
4.00%, 02/15/2034	1,000	998
3.88%, 08/15/2034	14,000	13,789
4.25%, 08/15/2035	5,000	5,041
4.75%, 02/15/2037	54,000	56,729
1.38%, 11/15/2040	31,000	20,230
4.50%, 02/15/2044	116,000	113,471
4.13%, 08/15/2044	2,000	1,857
2.38%, 11/15/2049	63,000	41,230
4.25%, 08/15/2054	301,000	277,955
4.75%, 08/15/2055	141,000	141,518
TOTAL U.S. TREASURY SECURITIES (Cost $675,529)		681,187
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.05% (a)	6,876	6,876
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.05% (a)	6,876	6,876
TOTAL SHORT-TERM INVESTMENTS (Cost $13,752)		13,752
TOTAL INVESTMENTS - 99.4% (Cost $689,281)		$694,939
Other Assets in Excess of Liabilities - 0.6%		4,250
TOTAL NET ASSETS - 100.0%		$699,189

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$146,559	$534,628	$–	$681,187
Treasury Money Market Funds	13,752	–	–	13,752
Total Investments	$160,311	$534,628	$–	$694,939

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements

1.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each of the Funds shown on Schedule A attached hereto in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2.	Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended (the “1940 Act”) and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 - Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;

Level 2 - Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 - Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

SCHEDULE A

LifeX Income ETFs
LifeX 2050 Longevity Income ETF
LifeX 2055 Longevity Income ETF
LifeX 2060 Longevity Income ETF
LifeX 2065 Longevity Income ETF
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX Income Bucket ETFs
LifeX 2028 Income Bucket ETF
LifeX 2030 Income Bucket ETF
LifeX 2035 Income Bucket ETF
LifeX Durable Income ETF
LifeX Durable Income ETF